UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-00781)

Exact name of registrant as specified in charter:	The Putnam Fund for Growth and Income

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: October 31, 2010

Date of reporting period: July 31, 2010

Item 1. Schedule of Investments:

The Putnam Fund for Growth and Income

The fund's portfolio
7/31/10 (Unaudited)

COMMON STOCKS (98.5%)(a)
	Shares	Value

Aerospace and defense (3.8%)
Empresa Brasileira de Aeronautica SA (Embraer) ADR
(Brazil)	514,000	$13,554,180
Goodrich Corp.	331,100	24,127,257
L-3 Communications Holdings, Inc.	214,600	15,674,384
Northrop Grumman Corp.	538,700	31,589,368
Precision Castparts Corp.	64,400	7,869,036
Raytheon Co.	923,209	42,716,880
United Technologies Corp.	694,800	49,400,280
		184,931,385

Banking (11.8%)
Bank of America Corp.	10,021,094	140,696,160
Bank of New York Mellon Corp. (The)	1,736,600	43,536,562
Citigroup, Inc. (NON)	7,658,400	31,399,440
JPMorgan Chase & Co.	3,515,982	141,623,755
PNC Financial Services Group, Inc.	463,300	27,515,387
State Street Corp.	1,210,700	47,120,444
SunTrust Banks, Inc.	375,775	9,751,361
U.S. Bancorp	1,037,800	24,803,420
Wells Fargo & Co.	3,615,179	100,248,914
		566,695,443

Beverage (0.8%)
Coca-Cola Co. (The)	529,400	29,175,234
Coca-Cola Enterprises, Inc.	391,000	11,221,700
		40,396,934

Biotechnology (0.8%)
Amgen, Inc. (NON)	330,800	18,038,524
Genzyme Corp. (NON)	289,800	20,158,488
		38,197,012

Broadcasting (0.6%)
DISH Network Corp. Class A	1,452,800	29,172,224
		29,172,224

Building materials (0.1%)
Masco Corp.	498,900	5,128,692
		5,128,692

Cable television (2.5%)
Comcast Corp. Class A	3,056,800	59,515,896
DIRECTV Class A (NON)	912,225	33,898,281
Time Warner Cable, Inc.	485,780	27,772,043
		121,186,220

Chemicals (1.9%)
Dow Chemical Co. (The)	1,906,700	52,110,111
E.I. du Pont de Nemours & Co.	972,800	39,563,776
		91,673,887

Combined utilities (0.5%)
El Paso Corp.	1,979,431	24,386,590
		24,386,590

Commercial and consumer services (0.2%)
Alliance Data Systems Corp. (NON)	181,500	10,432,620
		10,432,620

Communications equipment (2.3%)
Cisco Systems, Inc. (NON)	1,967,457	45,389,233
Harris Corp.	322,400	14,356,472
Motorola, Inc. (NON)	3,564,200	26,695,858
Qualcomm, Inc.	591,500	22,524,320
		108,965,883

Computers (2.2%)
EMC Corp. (NON)	1,204,400	23,835,076
Hewlett-Packard Co.	1,039,200	47,844,768
IBM Corp.	187,800	24,113,520
Seagate Technology (NON)	734,700	9,220,485
		105,013,849

Conglomerates (2.6%)
3M Co.	135,545	11,594,519
General Electric Co.	4,370,620	70,454,394

SPX Corp.	127,800	7,611,768
Tyco International, Ltd.	966,042	36,980,088
		126,640,769

Consumer goods (1.3%)
Estee Lauder Cos., Inc. (The) Class A	123,811	7,707,235
Newell Rubbermaid, Inc.	1,083,800	16,798,900
Procter & Gamble Co. (The)	656,700	40,163,772
		64,669,907

Consumer services (0.7%)
Avis Budget Group, Inc. (NON)	1,541,400	19,020,876
Hertz Global Holdings, Inc. (NON)	1,199,600	14,083,304
		33,104,180

Electric utilities (3.6%)
Ameren Corp.	600,000	15,222,000
American Electric Power Co., Inc.	894,048	32,167,847
CMS Energy Corp.	513,700	8,178,104
Edison International	727,700	24,123,255
Entergy Corp.	266,215	20,634,325
Exelon Corp.	177,123	7,409,055
Great Plains Energy, Inc.	811,841	14,564,428
NV Energy, Inc.	390,800	4,963,160
PG&E Corp.	822,600	36,523,440
PPL Corp.	403,200	11,003,328
		174,788,942

Electrical equipment (0.8%)
Emerson Electric Co.	791,100	39,191,094
		39,191,094

Electronics (1.3%)
Integrated Device Technology, Inc. (NON)	1,320,441	7,671,762
Intersil Corp. Class A	532,300	6,046,928
MEMC Electronic Materials, Inc. (NON)	1,499,700	14,337,132
Micron Technology, Inc. (NON)	673,700	4,904,536
Texas Instruments, Inc.	1,143,300	28,228,077
		61,188,435

Energy (oil field) (2.7%)
Halliburton Co.	616,200	18,412,056
Helix Energy Solutions Group, Inc. (NON)	842,700	7,912,953
National Oilwell Varco, Inc.	648,200	25,383,512
Schlumberger, Ltd.	351,500	20,970,490
Smith International, Inc.	761,900	31,603,612
Transocean, Ltd. (Switzerland) (NON)	437,100	20,198,391
Weatherford International, Ltd. (Switzerland) (NON)	457,378	7,409,524
		131,890,538

Energy (other) (0.1%)
First Solar, Inc. (NON)	53,000	6,648,850
		6,648,850

Engineering and construction (0.8%)
Fluor Corp.	413,500	19,967,915
Foster Wheeler AG (Switzerland) (NON)	820,500	18,887,910
		38,855,825

Financial (0.6%)
AerCap Holdings NV (Netherlands) (NON)	642,200	8,361,444
KKR & Co. LP (NON)	1,328,635	12,024,147
MGIC Investment Corp. (NON)	724,290	6,221,651
		26,607,242

Food (0.9%)
Kellogg Co.	262,700	13,148,135
Kraft Foods, Inc. Class A	1,060,062	30,964,411
		44,112,546

Forest products and packaging (0.3%)
International Paper Co.	631,300	15,277,460
		15,277,460

Health-care services (2.6%)
Aetna, Inc.	1,346,300	37,494,455
CIGNA Corp.	652,000	20,055,520
Lincare Holdings, Inc.	307,300	7,301,448
McKesson Corp.	188,800	11,860,416
Omnicare, Inc.	488,700	12,036,681
WellPoint, Inc. (NON)	689,800	34,986,656
		123,735,176

Homebuilding (0.4%)
D.R. Horton, Inc.	797,200	8,785,144

Toll Brothers, Inc. (NON)	696,600	12,092,976
		20,878,120

Insurance (6.8%)
ACE, Ltd.	857,600	45,521,408
Aflac, Inc.	1,064,400	52,357,836
Allstate Corp. (The)	1,109,000	31,318,160
Assured Guaranty, Ltd. (Bermuda)	1,233,380	19,364,066
Chubb Corp. (The)	551,375	29,018,866
Everest Re Group, Ltd.	432,920	33,603,250
Hartford Financial Services Group, Inc. (The)	923,500	21,619,135
Loews Corp.	290,700	10,799,505
Marsh & McLennan Cos., Inc.	566,400	13,321,728
MetLife, Inc.	640,400	26,935,224
Prudential Financial, Inc.	232,900	13,342,841
Travelers Cos., Inc. (The)	336,800	16,991,560
XL Group PLC	731,600	12,971,268
		327,164,847

Investment banking/Brokerage (2.0%)
Goldman Sachs Group, Inc. (The)	392,093	59,135,466
Morgan Stanley	1,448,800	39,103,112
		98,238,578

Lodging/Tourism (0.7%)
Wyndham Worldwide Corp.	1,243,280	31,740,938
		31,740,938

Machinery (1.1%)
Bucyrus International, Inc. Class A	307,200	19,113,984
Lonking Holdings, Ltd. (China)	11,703,000	8,876,519
Parker Hannifin Corp.	439,500	27,301,740
		55,292,243

Manufacturing (0.6%)
Ingersoll-Rand PLC	715,500	26,802,630
		26,802,630

Media (2.3%)
Interpublic Group of Companies, Inc. (The) (NON)	1,343,200	12,276,848
Time Warner, Inc.	1,623,600	51,078,456
Viacom, Inc. Class B	640,600	21,165,424
Walt Disney Co. (The)	753,900	25,398,891
		109,919,619

Medical technology (3.0%)
Baxter International, Inc.	984,000	43,069,680
Boston Scientific Corp. (NON)	3,351,287	18,767,207
Covidien PLC (Ireland)	599,572	22,376,027
Hospira, Inc. (NON)	229,500	11,956,950
Medtronic, Inc.	902,400	33,361,728
St. Jude Medical, Inc. (NON)	459,600	16,899,492
		146,431,084

Metals (2.2%)
Alcoa, Inc.	1,487,400	16,614,258
Freeport-McMoRan Copper & Gold, Inc. Class B	411,919	29,468,685
Newmont Mining Corp.	178,900	10,000,510
Nucor Corp.	382,700	14,978,878
Steel Dynamics, Inc.	1,132,800	16,221,696
U.S. Steel Corp.	426,266	18,896,372
		106,180,399

Oil and gas (10.4%)
Apache Corp.	461,522	44,112,273
BP PLC ADR (United Kingdom)	454,800	17,496,156
Chevron Corp.	1,767,000	134,663,070
ConocoPhillips	469,500	25,925,790
EOG Resources, Inc.	278,900	27,192,750
Exxon Mobil Corp.	2,254,092	134,524,211
Nexen, Inc. (Canada)	666,000	13,786,200
Occidental Petroleum Corp.	791,414	61,674,893
QEP Resources, Inc. (NON)	311,200	10,711,504
Royal Dutch Shell PLC ADR (United Kingdom)	173,200	9,598,744
Total SA ADR (France)	416,100	21,067,143
		500,752,734

Pharmaceuticals (6.2%)
Abbott Laboratories	1,092,100	53,600,268
Johnson & Johnson	635,300	36,904,577
Merck & Co., Inc.	1,886,791	65,018,818
Pfizer, Inc.	9,401,645	141,024,675
		296,548,338

Power producers (0.2%)
AES Corp. (The) (NON)	974,700	10,049,157

		10,049,157

Publishing (0.3%)
R. R. Donnelley & Sons Co.	976,900	16,480,303
		16,480,303

Real estate (0.4%)
Annaly Capital Management, Inc. (R)	331,800	5,773,320
Anworth Mortgage Asset Corp. (R)	128,142	893,150
Chimera Investment Corp. (R)	2,644,100	10,232,667
		16,899,137

Regional Bells (4.1%)
AT&T, Inc.	4,155,800	107,801,452
Verizon Communications, Inc.	3,096,659	89,988,911
		197,790,363

Restaurants (0.4%)
McDonald's Corp.	277,400	19,343,102
		19,343,102

Retail (4.4%)
CVS Caremark Corp.	1,551,000	47,600,190
Home Depot, Inc. (The)	633,250	18,053,958
Lowe's Cos., Inc.	1,436,500	29,793,010
Macy's, Inc.	1,287,700	24,015,605
Nordstrom, Inc.	267,800	9,105,200
Office Depot, Inc. (NON)	1,433,241	6,191,601
Staples, Inc.	363,300	7,385,889
SUPERVALU, Inc.	1,047,800	11,819,184
Target Corp.	371,900	19,085,908
Wal-Mart Stores, Inc.	745,900	38,182,621
		211,233,166

Schools (0.6%)
Apollo Group, Inc. Class A (NON)	582,800	26,884,564
		26,884,564

Semiconductor (1.7%)
Atmel Corp. (NON)	4,098,300	21,434,109
FormFactor, Inc. (NON)	698,363	6,760,154
KLA-Tencor Corp.	862,800	27,324,876
Lam Research Corp. (NON)	411,800	17,373,842
Novellus Systems, Inc. (NON)	307,400	8,210,654
		81,103,635

Shipping (0.1%)
Nordic American Tanker Shipping (Bermuda)	179,100	5,136,588
		5,136,588

Software (2.3%)
CA, Inc.	685,100	13,400,556
Electronic Arts, Inc. (NON)	703,500	11,206,755
Longtop Financial Technologies Ltd. ADR (Hong Kong)
(NON)	300,100	10,002,333
Microsoft Corp.	2,050,200	52,915,662
Oracle Corp.	886,900	20,966,316
		108,491,622

Telecommunications (0.8%)
Sprint Nextel Corp. (NON)	4,213,500	19,255,695
Vodafone Group PLC ADR (United Kingdom)	748,800	17,581,824
		36,837,519

Textiles (0.4%)
Hanesbrands, Inc. (NON)	807,800	20,235,390
		20,235,390

Tobacco (1.1%)
Altria Group, Inc.	366,000	8,110,560
Philip Morris International, Inc.	918,000	46,854,718
		54,965,278

Waste Management (0.2%)
Republic Services, Inc.	237,700	7,573,122
		7,573,122

Total common stocks (cost $4,236,349,630)		$4,745,864,179

CONVERTIBLE BONDS AND NOTES (0.2%)(a)
	Principal amount	Value

Ford Motor Co. cv. sr. unsec. notes 4 1/4s, 2016	$6,750,000	$10,332,225

Total convertible bonds and notes (cost $6,763,599)		$10,332,225

SHORT-TERM INVESTMENTS (0.8%)(a)
	Shares	Value

Putnam Money Market Liquidity Fund 0.12% (e)	40,524,070	$40,524,070

Total short-term investments (cost $40,524,070)		$40,524,070

TOTAL INVESTMENTS

Total investments (cost $4,283,637,299) (b)		$4,796,720,474

Key to holding's abbreviations

ADR American Depository Receipts

Notes to the fund's portfolio

Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2009 through July 31, 2010 (the reporting period).

(a) Percentages indicated are based on net assets of $4,820,546,641.

(b) The aggregate identified cost on a tax basis is $4,442,899,539, resulting in gross unrealized appreciation and depreciation of $653,857,868 and $300,036,933, respectively, or net unrealized appreciation of $353,820,935.

(NON) Non-income-producing security.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $91,666 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $705,716,232 and $751,397,837, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

(R) Real Estate Investment Trust.

ADR, after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.

The dates shown on debt obligations are the original maturity dates.

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets and are classified as Level 1 securities. If no sales are reported-- as in the case of some securities traded over-the-counter-- a security is valued at its last reported bid price and is generally categorized as a Level 2 security. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings) . Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Common stocks:

Basic materials	$213,131,746	$--	$--

Capital goods	343,769,780	8,876,519	--

Communication services	355,814,102	--	--

Conglomerates	126,640,769	--	--

Consumer cyclicals	409,885,002	--	--

Consumer staples	328,812,581	--	--

Energy	639,292,122	--	--

Financials	1,035,605,247	--	--

Health care	604,911,610	--	--

Technology	464,763,424	--	--

Transportation	5,136,588	--	--

Utilities and power	209,224,689	--	--

Total common stocks	4,736,987,660	8,876,519	--

Convertible bonds and notes	--	10,332,225	--

Short-term investments	40,524,070	--	--

Totals by level	$4,777,511,730	$19,208,744	$--

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Putnam Fund for Growth and Income

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: September 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: September 28, 2010

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: September 28, 2010